SIGNIFICANT ACCOUNTING POLICIES - Adoption of New Accounting Pronouncements (Details) - USD ($) $ in Millions	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Retained earnings (accumulated deficit)	$ (12,031)	$ (12,601)	$ (12,437)	$ (11,742)	$ (11,114)	$ (12,601)	$ (11,732)	$ (12,031)	$ (11,742)	$ (12,225)	$ (11,391)
Noncontrolling interest	1,460							1,460		3,097	3,142
Net income (loss)	(443)	261	337	106	(184)	598	524	155	630	1,257	1,649	$ 650
Policyholders’ benefits	318	900	594	1,077	1,091	1,494	2,823	1,812	3,900	4,366	3,342	3,501
Net derivative investment gains (loss)	(2,006)	(46)	(236)	(316)	(204)	(282)	548	(2,288)	232	214	(1,848)	(1,404)
DAC amortization expense										(503)	(779)
Income (loss) from continuing operations, before income taxes	(618)	322	428	47	(147)	750	483	132	530	1,306	2,027	428
Insurance Commissions and Fees	(951)	$ (964)	$ (966)	$ (953)	$ (939)	$ (1,930)	$ (1,857)	$ (2,881)	$ (2,810)	(3,693)	(3,729)	(3,628)
Accounting Standards Update 2016-01
Variable Interest Entity [Line Items]
Equity securities, Fv Ni										46
Difference Between Revenue Guidance In Effect Before And After Topic 606 | Accounting Standards Update 2014-09
Variable Interest Entity [Line Items]
Retained earnings (accumulated deficit)										(13)
Noncontrolling interest										19
Noncontrolling interest, cumulative contributions received										78
Noncontrolling interest, cumulative contributions paid										43
GMIB
Variable Interest Entity [Line Items]
Net derivative investment gains (loss)										159	(93)	$ (322)
Long-term Lapses Partial Withdrawal Rates And Election Assumptions Updates
Variable Interest Entity [Line Items]
Net income (loss)	(131)
Policyholders’ benefits	(673)									277	117
Net derivative investment gains (loss)	(1,095)
DAC amortization expense	(286)									$ 112	$ 201
Income (loss) from continuing operations, before income taxes	160
Insurance Commissions and Fees	$ 24